Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Asset Retirement Obligation Disclosure1 [Abstract]
Schedule of Change in Asset Retirement Obligation

Current and non-current portion December 31, 2022	$116.6
Liability assumed on Manitou acquisition (Note 9)	1.8
Reclamation expenditures	(0.3)
Accretion expense	6.8
Revisions to expected discounted cash flows[1]	11.9
Current and non-current portion December 31, 2023	$136.8
Liability assumed on Argonaut acquisition (Note 6)	18.0
Reclamation expenditures	(10.6)
Accretion expense	8.9
Revisions to expected discounted cash flows[1]	2.8
Foreign exchange revaluation	(4.3)
Current and non-current portion December 31, 2024	$151.6
Less: Current portion of decommissioning liability	(6.5)
Non-current portion December 31, 2024	$145.1
1. Included in the revisions to expected discounted cash flows for the year ended December 31, 2024 are costs of $0.2 million related to closed sites with a corresponding expense recorded in Other Loss (Note 20) (year ended December 31, 2023 - $3.3 million).